TAXES PAYABLE	12 Months Ended
Dec. 31, 2021
TAXES PAYABLE
TAXES PAYABLE

NOTE 18 — TAXES PAYABLE

	2021	2020
Payroll charges	136,428	100,301
ICMS (state VAT)	92,320	99,430
COFINS (tax on revenue)	26,139	51,444
IPI (federal VAT)	41,474	38,153
IVA (value-added tax) and others	251,812	310,761
	548,173	600,089